Revenue (Tables)	6 Months Ended
Mar. 31, 2023
Revenue
Schedule of disaggregation of revenue

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
EMEA	$4,562	$3,864	$9,211	$7,817
Americas	6,510	5,165	12,473	10,260
APAC	2,402	1,665	4,595	3,317
Total revenue	$13,474	$10,694	$26,279	$21,394

Subscription
Revenue
Schedule of disaggregation of revenue

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022

	(in thousands)		(in thousands)
Cloud related	$2,938	$1,114	$4,817	$2,105
Other subscription	9,083	8,396	18,481	16,914
Total subscription revenue	$12,021	$9,510	$23,298	$19,019